Summary of Material Information about Accounting Policies - Estimated Useful Life (Details)	12 Months Ended
Dec. 31, 2023
Licenses and customer relationships
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	10 years
Technology
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	15 years
Capitalised development expenditure
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years